Subsequent Events (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2026	May 22, 2025	Apr. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Asset Acquisition, Consideration Transferred	$ 600,000
Cash Component Payable	250,000
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 350,000
Shares, Issued	35,000		280,534
Sale of Stock, Price Per Share	$ 18.00	$ 18.00		$ 0.001
Platform Fee	$ 2,400,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share	$ 10.00